Shareholder Report, Holdings (Details) - C000243319	Dec. 31, 2024
46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
808524797 | Schwab US Dividend Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
912797LY1 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	9.50%
09789C788 | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
912797MK0 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.20%
09661T107 | BNY Mellon US Large Cap Core Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
912797KJ5 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.20%
92206C680 | Vanguard Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	71.40%